Statement of Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Amortization of Deferred Charges
General and Administrative Expense	$ 30,038	$ 12,770	$ 52,904	$ 20,630
Operating Expenses	30,038	12,770	52,904	20,630
Operating Income (Loss)	(30,038)	(12,770)	(52,904)	(20,630)
Interest and Debt Expense
Change In Derivative Liability	(10,610)		(11,632)
Interest Expense	7,267		7,533
Amortization of Discount	24,324		27,937
Interest and Debt Expense	20,981		23,838
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(51,019)	(12,770)	(76,742)	(20,630)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	$ (51,019)	$ (12,770)	(76,742)	(20,630)
Net Income (Loss) Attributable to Parent			$ (76,742)	$ (20,630)
Earnings Per Share
Earnings Per Share, Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding, Basic	17,580,000	17,404,176	17,580,000	17,292,707
Earnings Per Share, Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding, Diluted	17,580,000	17,404,176	17,580,000	17,292,707